Net other income (expenses)	12 Months Ended
Dec. 31, 2017
Disclosure of other operating income (expense) [Abstract]
Net other income (expenses)
Net other income (expenses)

	For the year ended December 31,
(In $ million)	2017	2016	2015
Asset impairment charges, net of reversals	(45)	(45)	(17)
Gain (loss) on sale or disposal of businesses and non-current assets	(11)	(4)	3
Net foreign currency exchange gains (losses)	(2)	(10)	12
Related party management fee (refer to note 21)	(31)	(40)	(59)
Unrealized gain (loss) on derivatives (refer to note 20)	—	18	114
Other	11	9	—
Net other income (expenses)	(78)	(72)	53